NON-PARTICIPANT DIRECTED INVESTMENT - Schedule Of Net Assets (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	$ 53,817,952	$ 54,150,813
The Procter & Gamble Company common stock
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	16,550,299	20,893,884
The Procter & Gamble Company common stock | EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	$ 16,550,299	$ 20,893,884